Losses per share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Summary of Loss Per Share

	Years Ended June 30,
	2021	2020	2019
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(16.33)	(14.74)	(18.16)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(16.33)	(14.74)	(18.16)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(16.33)	(14.74)	(18.16)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(16.33)	(14.74)	(18.16)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(98,811)	(77,940)	(89,799)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(98,811)	(77,940)	(89,799)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(98,811)	(77,940)	(89,799)

	2021 Number	2020 Number	2019 Number
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	605,064,036	528,821,630	494,381,490
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	605,064,036	528,821,630	494,381,490